Property, plant and equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant, and Equipment Disclosure [Line Items]
Cost of plant in service	$ 559,630	$ 557,954
Accumulated depreciation related to commonly owned facilities	75,820	59,857
Expenditures	110,268	143,255
Contribution received	1,299	6,376
Generation
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	111,192	114,868
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	46,666	46,649
Depreciation expense	1,489	1,716
Regulated Services Group
Property, Plant, and Equipment Disclosure [Line Items]
Cost of distribution assets	3,076	3,076
Accumulated depreciation	2,041	1,665
Utility plant
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	2,033,391	2,018,039
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	$ 133,644	$ 72,484